Variable Interest Entities - Summary of Interests in Land Option Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Deposits	$ 52,226	$ 45,767
Remaining Purchase Price	457,888	431,135
Consolidated Inventory Held by VIEs	34,070	39,680
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Deposits	8,071	6,979
Remaining Purchase Price	43,432	34,724
Consolidated Inventory Held by VIEs	34,070	39,680
Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Deposits	13,309	7,102
Remaining Purchase Price	129,637	75,171
Other land option agreements [Member]
Variable Interest Entity [Line Items]
Deposits	30,846	31,686
Remaining Purchase Price	$ 284,819	$ 321,240